Financial Risk Management - Schedule of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 14,963,805	₩ 14,587,011
Cash and cash equivalents (except for cash on hand)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,501,068	3,711,936
Financial assets at amortized costs
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,806,644	7,573,409
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	107,644	114,774
Contract assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,026,260	800,806
Derivatives financial assets for hedging
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	315,537	445,471
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	723,978	971,805
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,147	6,157
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 1,476,527	₩ 962,653